KEELEY FUNDS, INC.

Supplement dated March 1, 2017 to the

Prospectus dated January 27, 2017

Disclosure Related to the Keeley All Cap Value Fund

The information in this Supplement contains new and additional information beyond that in the prospectus of the Keeley Funds, Inc. on behalf of the Keeley All Cap Value Fund (the “Fund”). This Supplement should be read in conjunction with the prospectus.

Effective immediately, the prospectus is amended as follows:

•	All references to Edwin C. Ciskowski as the Lead Portfolio Manager for the Fund are removed from the prospectus. Brian R. Keeley is the Lead Portfolio Manager and responsible for the day-to-day management of the Fund, accordingly, corresponding changes are made in the prospectus.

Please Retain This Supplement for Future Reference.

KEELEY FUNDS, INC.

Supplement dated March 1, 2017 to the

Statement of Additional Information dated January 27, 2017

Disclosure Related to the Keeley All Cap Value Fund

The information in this Supplement contains new and additional information beyond that in the Statement of Additional Information (“SAI”) of the Keeley Funds, Inc. on behalf of the Keeley All Cap Value Fund (the “Fund”). This Supplement should be read in conjunction with the SAI.

Effective immediately, the SAI is amended as follows:

•	All references to Edwin C. Ciskowski as the Lead Portfolio Manager for the Fund are removed from the SAI. Brian R. Keeley is the Lead Portfolio Manager and responsible for the day-to-day management of the Fund, accordingly, corresponding changes are made in the SAI.

Please Retain This Supplement for Future Reference.

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